Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of Company’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:
Fiscal Year	Summary Compensation Table Total for PEO 2 (David O’Reilly) ($)(1)(2)	Compensation Actually Paid to PEO 2 (David O’Reilly) ($)(1)(4)	Summary Compensation Table Total for PEO 1 (Paul Layne) ($)(1)(2)(3)	Compensation Actually Paid to PEO 1 (Paul Layne) ($)(1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(4)	Value of an initial $100 Investment:		Net Income (Loss) (thousand) ($)(7)	Total Segment EBT (thousand) ($)(8)
							Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2024	5,724,877	7,704,385	—	—	2,577,649	2,669,830	63.66	124.92	196,992	603,484
2023	4,966,996	5,175,557	—	—	2,941,041	3,106,919	67.47	118.71	(551,530)	(523,434)
2022	2,565,250	452,100	—	—	2,434,454	1,425,508	60.26	105.65	184,636	430,070
2021	3,851,162	4,835,249	—	—	2,073,652	2,616,212	80.27	143.02	48,924	296,657
2020	4,923,118	4,242,224	4,067,723	(3,215,717)	2,375,887	726,039	62.25	97.83	(3,173)	201,245
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	David O’Reilly	L. Jay Cross; Carlos A. Olea; Joseph Valane; Douglas Johnstone; A. Nikodemus
2023	David O’Reilly	A. Nikodemus, Kristi L. Smith, Carlos A. Olea, Peter F. Riley, L. Jay Cross
2022	David O’Reilly	L. Jay Cross, Carlos A. Olea, Peter F. Riley, Saul Scherl, Correne Loeffler
2021	David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl, Correne Loeffler
2020	Paul Layne, David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl

(2)
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.

(3)
Paul Layne served as CEO until September 17, 2020, and Mr. O’Reilly began serving as Interim Chief Executive Officer until he was promoted on December 1, 2020.

(4)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change from prior year end in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2024 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$5,724,877	$2,577,649
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(2,520,031)	$(732,229)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$4,386,748	$1,205,413
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$810,980	$221,733
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,181	$(36,472)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(712,370)	$(566,265)
Plus:/(Minus): Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$7,704,385	$2,669,830
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for fiscal year 2024. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.
Fiscal Year 2024
Restricted Stock Units
Stock Price	$76.92 – $86.74
Stock Options
Expected Term (years)	2.9
Strike Price	$64.45 – $66.25
Volatility	28%
Dividend Yield	0%
Risk-Free Interest Rate	4.2%

(5)
Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Real Estate Index for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

(7)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year. The amounts for 2023, 2022, 2021, and 2020 differ from amounts reported in our 2024 proxy statement based on SEC clarifying guidance.

(8)
See Annex A for additional information regarding Total Segment EBT

Company Selected Measure Name	Total Segment EBT
Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	David O’Reilly	L. Jay Cross; Carlos A. Olea; Joseph Valane; Douglas Johnstone; A. Nikodemus
2023	David O’Reilly	A. Nikodemus, Kristi L. Smith, Carlos A. Olea, Peter F. Riley, L. Jay Cross
2022	David O’Reilly	L. Jay Cross, Carlos A. Olea, Peter F. Riley, Saul Scherl, Correne Loeffler
2021	David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl, Correne Loeffler
2020	Paul Layne, David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl

Peer Group Issuers, Footnote
(6)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Real Estate Index for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 5,724,877
PEO Actually Paid Compensation Amount	$ 7,704,385
Adjustment To PEO Compensation, Footnote
(4)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change from prior year end in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2024 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$5,724,877	$2,577,649
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(2,520,031)	$(732,229)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$4,386,748	$1,205,413
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$810,980	$221,733
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,181	$(36,472)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(712,370)	$(566,265)
Plus:/(Minus): Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$7,704,385	$2,669,830

Non-PEO NEO Average Total Compensation Amount	$ 2,577,649	$ 2,941,041	$ 2,434,454	$ 2,073,652	$ 2,375,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,669,830	3,106,919	1,425,508	2,616,212	726,039
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change from prior year end in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2024 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$5,724,877	$2,577,649
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(2,520,031)	$(732,229)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$4,386,748	$1,205,413
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$810,980	$221,733
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,181	$(36,472)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(712,370)	$(566,265)
Plus:/(Minus): Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$7,704,385	$2,669,830

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP vs. Total Segment EBT
Total Shareholder Return Vs Peer Group	Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
Tabular List, Table
Financial Performance Measures
Total Segment EBT
Operating Assets NOI
Corporate Cash G&A
MPC EBT
Total Stockholder Return

Total Shareholder Return Amount	$ 63.66	67.47	60.26	80.27	62.25
Peer Group Total Shareholder Return Amount	124.92	118.71	105.65	143.02	97.83
Net Income (Loss)	$ 196,992,000	$ (551,530,000)	$ 184,636,000	$ 48,924,000	$ (3,173,000)
Company Selected Measure Amount	603,484,000	(523,434,000)	430,070,000	296,657,000	201,245,000
PEO Name	David O’Reilly
Share Based Payment Arrangement Restricted Stock Unit [Member]
Pay vs Performance Disclosure
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price, Minimum | $ / shares	$ 76.92
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price, Maximum | $ / shares	$ 86.74
Share Based Payment Arrangement Stock Options Member
Pay vs Performance Disclosure
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term, Minimum	2 years 10 months 24 days
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Strike Price, Minimum | $ / shares	$ 64.45
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Strike Price, Maximum | $ / shares	$ 66.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	28.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.20%
Measure:: 1
Pay vs Performance Disclosure
Name	Total Segment EBT
Non-GAAP Measure Description	(8) See Annex A for additional information regarding Total Segment EBT
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Assets NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Corporate Cash G&A
Measure:: 4
Pay vs Performance Disclosure
Name	MPC EBT
Measure:: 5
Pay vs Performance Disclosure
Name	Total Stockholder Return
David O' Reilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,724,877	$ 4,966,996	$ 2,565,250	$ 3,851,162	$ 4,923,118
PEO Actually Paid Compensation Amount	7,704,385	5,175,557	452,100	4,835,249	4,242,224
Paul Layne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,067,723
PEO Actually Paid Compensation Amount					$ (3,215,717)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,520,031)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,386,748
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,980
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,181
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(712,370)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(732,229)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,205,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,733
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,472)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,265)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0